Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.05	$ 0.05
Common stock, shares authorized	70,000,000	70,000,000
Common stock, shares issued	50,084,890	49,423,152
Treasury stock, shares	1,013,399	829,526